Supplemental Information - Summary of Certain Balance Sheet Amounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable:
Accounts receivable			$ 0	$ 4,317
Allowance for doubtful accounts			0	0
Total			0	4,887
Inventory:
Raw materials			0	1,383
Total			0	1,383
Total land, buildings, and equipment			29,459	28,406
Less accumulated depreciation and amortization			(7,728)	(5,546)
Total		$ 4,859	21,731	22,860
Cash and cash equivalents		7,031	13,823	17,299	$ 58,610
Restricted cash	$ 100	174	499	393
Non-current restricted cash		0	99	597	1,040
Total		$ 7,205	14,421	29,987	$ 60,038
Land Under Capital Lease [Member]
Inventory:
Total land, buildings, and equipment			5,690	5,690
Buildings [Member]
Inventory:
Total land, buildings, and equipment			804	650
Buildings Under Capital Lease [Member]
Inventory:
Total land, buildings, and equipment			3,812	3,812
Leasehold Improvements [Member]
Inventory:
Total land, buildings, and equipment			215	160
Leasehold Improvements Under Capital Lease [Member]
Inventory:
Total land, buildings, and equipment			10,023	10,023
Office Furniture and Equipment [Member]
Inventory:
Total land, buildings, and equipment			5,409	4,813
Office Furniture and Equipment Under Capital Lease [Member]
Inventory:
Total land, buildings, and equipment			1,788	1,788
Computer Equipment and Software [Member]
Inventory:
Total land, buildings, and equipment			831	83
Construction in Progress [Member]
Inventory:
Total land, buildings, and equipment			849	1,329
Vehicles [Member]
Inventory:
Total land, buildings, and equipment			38	58
Growers [Member]
Accounts Receivable:
Accounts receivable			$ 0	$ 570